SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value Amounts and Gains and Losses Recorded in Relation to the Derivative Instruments
The following tables present fair value amounts of, and gains and losses recorded in relation to, the Company's derivative instruments and related hedged items:

	Balance Sheet	Fair Value of Derivative Instruments
		Year ended December 31,
		2017	2016

Derivative Assets:

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Other accounts receivable and prepaid expenses	$717	$2,539

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Other accounts receivable and prepaid expenses	$-	$31

Total		$717	$2,570

Derivative Liabilities

Derivatives not designated as hedging instruments:
Foreign exchange option and forward contracts	Accrued expenses and other liabilities	$(921)	$(533)

Derivatives designated as hedging instruments:
Foreign exchange forward contracts	Accrued expenses and other liabilities	$-	$(3)

Total		$(921)	$(536)

	Gain Recognized in Other Comprehensive Income (loss), net		Gain (loss) Recognized in Statements of Income
	Year ended December 31,		Statements of Income	Year ended December 31,
	2017	2016	Item	2017	2016

Derivatives designated as hedging instruments :
Foreign exchange forward contract	$-	$28	Cost of revenues and Operating expenses	$1,142	$111

Derivatives not designated as hedging instruments:
Foreign exchange forward and options contracts	-	-	Financial expenses, net	(1,756)	1,261

Total	$-	$28		$(614)	$1,372

Schedule of Change in Provision for Inventory
The following table provides the details of the change in the Company's provision for inventory:

	December 31,
	2017	2016

Inventory provision, beginning of year	$10,183	$8,985
Increase in inventory provision	13,585	4,168
Write off	(12,405)	(2,970)

Inventory provision, end of year	$11,363	$10,183

Schedule of Property, Plant and Equipment Depreciation Rates
Depreciation is calculated by the straight-line method over the estimated useful life of the assets at the following annual rates:

%

Machinery and manufacturing equipment	4-33
Office equipment and furniture	7-33
Motor vehicles	10-30
Buildings	4-5
Prepaid expenses related to operating lease	1
Leasehold improvements	Over the shorter of the term of the lease or the life of the asset

Schedule of Changes in Warranty Accrual
The following table provides the details of the change in the Company's warranty accrual:

	2017	2016

January 1,	$2,275	$2,173
Charged to costs and expenses relating to new sales	1,816	1,325
Costs of product warranty claims	(1,446)	(1,225)
Foreign currency translation adjustments	(51)	2

December 31,	$2,594	$2,275

Schedule of Change in Provision for Doubtful Debts
The following table provides the detail of the change in the Company's allowance for doubtful accounts:

	2017	2016

January 1,	$1,283	$1,221
Charges to expenses	164	172
Write offs	(325)	(116)
Foreign currency translation adjustments	57	6

December 31,	$1,179	$1,283

Schedule of Assets and Liabilities Measured at Fair Value
The following table presents the Company's assets and (liabilities) measured at fair value on a recurring basis at December 31, 2017 and 2016:

	December 31, 2017
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$717	$-	$717
Foreign currencies derivative liabilities	$-	$(921)	$-	$(921)

Total	$-	$(204)	$-	$(204)

	December 31, 2016
	Level 1	Level 2	Level 3	Total
Derivatives:

Foreign currencies derivative assets	$-	$2,570	$-	$2,570
Foreign currencies derivative liabilities	$-	$(536)	$-	$(536)

Total	$-	$2,034	$-	$2,034

Schedule of Accumulated Other Comprehensive Income, Net
The total accumulated other comprehensive income ("AOCI"), net was comprised as follows:

	December 31,
	2017	2016

Accumulated gains on derivative instruments	$-	$28
Accumulated foreign currency translation differences	683	(1,178)

Total accumulated other comprehensive income (loss), net	$683	$(1,150)

Schedule of Changes in Accumulated Balances of Other Comprehensive Income
The following table summarizes the changes in AOCI, net of taxes for the year ended:

	Unrealized gains (losses) on derivative instruments	Accumulated foreign currency translation differences	Total

Balance at December 31, 2015	$20	$(1,912)	$(1,892)
Other comprehensive income (loss) before reclassifications	119	734	853
Amounts reclassified from AOCI	(111)	-	(111)

Net current period OCI	8	734	742

Balance at December 31, 2016	$28	$(1,178)	$(1,150)
Other comprehensive income (loss) before reclassifications	1,114	1,861	2,975
Amounts reclassified from AOCI	(1,142)	-	(1,142)

Net current period OCI	(28)	1,861	1,833

Balance at December 31, 2017	$-	$683	$683

Schedule of Losses on Cash Flow Hedge Reclassified Out of Accumulated Other Comprehensive Income
The following table shows the amounts reclassified from AOCI into the Consolidated Statements of Income, and the associated financial statement line item, for 2017 and 2016:

	December 31,
Affected line item in the consolidated statements of income	2017	2016

Cost of revenues	$914	$90
Research and development	23	2
Marketing and selling	91	9
General and administrative	114	10

Total gain	$1,142	$111

Schedule of Assumptions Used to Estimate Fair Value
In 2017 and 2016, the Company estimated the fair value of stock options granted using the Black-Scholes option pricing model with the following weighted average assumptions:

	December 31,
	2017	2016

Dividend yield	0%	0%
Expected volatility	43.9%	40.9%
Risk-free interest rate	2.1%	1.1%
Expected life (in years)	6.13	4.78

Reconciliation of Redeemable Non-controlling Interest
The following table provides a reconciliation of the redeemable non-controlling interest:

	December 31,
	2017	2016	2015

Beginning of the year	$12,939	$8,841	$8,715
Net income attributable to non-controlling interest	1,356	1,887	1,692
Dividend paid (*)	-	(243)	-
Adjustment to redemption value	1,137	2,248	-
Foreign currency translation adjustments	1,049	206	(1,566)

Redeemable non-controlling interest - end of the year	$16,481	$12,939	$8,841

(*) In 2016 dividend payment was made by Company’s subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.

Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Assumptions Used to Estimate Fair Value
The Company estimated the fair value of the remaining phantom awards, using the binominal option pricing model with the following weighted average assumptions:

	December 31,
	2017	2016

Dividend yield	0%	0%
Expected volatility	45.5%	46.9%
Risk-free interest rate	2.0%	1.8%
Expected life (in years)	3.3	4.3